Cover	Jun. 13, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 13, 2024
Entity File Number	000-23476
Entity Registrant Name	Groove Botanicals Inc.
Entity Central Index Key	0000918573
Entity Tax Identification Number	84-1168832
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	310 Fourth Avenue South
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55415
City Area Code	(612)
Local Phone Number	315-5068
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false